INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Finished goods	234	260
Work in progress	625	537
Raw materials	203	231
Stores and supplies	128	123
Inventories write down	(56)	(53)
Total inventories	1,134	1,098